23. Mileage program	12 Months Ended
Dec. 31, 2020
Mileage Program
Mileage program
23.	Mileage program

	2020	2019
Mileage program	2,145,097	1,755,985
Others	5,817	1,764
Breakage	(569,952)	(577,075)
Total	1,580,962	1,180,674

Current	1,258,502	1,009,023
Non-current	322,460	171,651

Breakage consists of estimating miles that have a high potential to expire due to their expected non-use. IFRS 15 – “Revenue from Contract with Customers”, provides for the recognition of revenue by the estimate (breakage) over the contractual period, therefore, before the redemption of miles, given that this is not expected before expiration.